Research and Development	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
Research and development

Note 7. Research and development

	Consolidated			Consolidated
	2022	2021	2020	2022
	AUD$	AUD$	AUD$	$

Salaries and benefits	2,005,506	1,688,408	1,653,092	1,362,436
Materials	111,856	247,948	129,834	75,989
Royalties to the OCS	6,478	(1,924)	(155,896)	4,401
Subcontractors	121,471	275,087	571,730	82,521
Depreciation	140,426	112,077	140,720	78,689
Other	199,570	137,004	127,747	152,286

	2,585,307	2,458,600	2,467,227	1,756,322